Information Concerning Guarantor and Non-Guarantor Subsidiaries - Additional Information (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended		1 Months Ended
	Dec. 31, 2012	Aug. 01, 2011	Jul. 25, 2011	Dec. 31, 2012 Guarantors [Member] Entity	Dec. 31, 2012 $1 Billion Credit Facility [Member]	Apr. 30, 2013 Subsequent Event [Member] 5% Senior Notes [Member]
Condensed Consolidating Financial Information [Line Items]
Face amount of outstanding debt						$ 350
Maturity year of note						2021
Interest rate of Senior Notes						5.00%
Debt instrument, maturity date						Apr. 15, 2021
First semi-annual interest payment date						April 15
Second semi-annual interest payment date						October 15
Commencement date of interest being paid						Oct. 15, 2013
Total credit facility	$ 925.0	$ 1,000.0	$ 1,000.0		$ 1,000.0
Number of wholly owned subsidiaries				4
Ownership percentage in subsidiaries	100.00%